Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Accrued Gateway Fees	$ 22	$ 2,356	$ 681
Payroll Related Accruals		1,235	664
Accrued Professional Fees, Current	2,850	1,342	330
Accrued Income Taxes, Current	295	528	1,357
Other Accrued Liabilities, Current	1,264	294	318
Accrued Liabilities, Current	$ 7,569	$ 5,755	$ 3,350